Computation of Provision for Income Taxes Differs from Expected Tax Expense (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Tax benefit computed rate	34.00%	34.00%